RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available For Benefits (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 15,696,838	$ 14,185,375	$ 13,098,560
Adjustment for deemed distributions from participant loans	(374)	(339)
Adjustment from contract value to fair value for synthetic GICs	10,060	3,100
Net assets available for benefits per Form 5500	$ 15,706,524	$ 14,188,136